Related Party Transactions - Schedule of the Amounts Due from/to Related Parties (Detail) $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Amounts due from related parties
Total	¥ 52,415,000	$ 7,419	¥ 51,936,000
Amounts due to related parties
Total	238,495,000	$ 33,757	79,032,000
Douyu International Holdings [Member]
Amounts due from related parties
Total	40,533,442		24,043,850
Amounts due to related parties
Total	263,965,885		298,733,022
JOYY Inc [Member]
Amounts due from related parties
Total	0		10,807,000
Amounts due to related parties
Total	11,154,000		0
Tencent Holdings Limited [Member]
Amounts due to related parties
Total	168,619,000		78,832,000
Tencent Holdings Limited [Member] | Douyu International Holdings [Member]
Amounts due from related parties
Total	40,172,138		23,935,019
Amounts due to related parties
Total	205,046,416		251,069,127
Equity method investees talent agencies [Member] | Douyu International Holdings [Member]
Amounts due from related parties
Total	361,304		108,831
Amounts due to related parties
Total	58,919,469		47,663,895
Tencent and its related parties
Amounts due from related parties
Total	52,415,000		41,129,000
Tencent's related parties
Amounts due to related parties
Total	¥ 58,722,000		¥ 200,000